EMPLOYEE BENEFITS (Details 17) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 489
Effect on present value of obligations | shares	(17,379)
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Medical Inflation [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 4,923
Effect on present value of obligations | shares	41,959
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Mortality Table [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 3,755
Effect on present value of obligations | shares	32,004
Sensitivity level, year	+1 ano
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	+1 ano
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (529)
Effect on present value of obligations | shares	18,672
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	- 1 ano
Actuarial Assumption Of Medical Inflation [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (4,334)
Effect on present value of obligations | shares	(36,932)
Actuarial Assumption Of Mortality Table [Member] | Actuarial assumption of mortality rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,556)
Effect on present value of obligations | shares	(30,305)
Sensitivity level, year	- 1 ano